POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED NOVEMBER 29, 2006 TO THE PROSPECTUS DATED AUGUST 30, 2006 OF EACH FUND LISTED BELOW:

PowerShares Dynamic Market Portfolio

PowerShares Dynamic OTC Portfolio

PowerShares Dynamic Large Cap Growth Portfolio

PowerShares Dynamic Large Cap Value Portfolio

PowerShares Dynamic Mid Cap Growth Portfolio

PowerShares Dynamic Mid Cap Value Portfolio

PowerShares Dynamic Small Cap Growth Portfolio

PowerShares Dynamic Small Cap Value Portfolio

(each, a "Fund")

The last sentence in the first paragraph of the section titled "PowerShares Dynamic Market Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Market Intellidex included companies with a market capitalization range of between approximately $520 million and $97 billion.

In the section titled "PowerShares Dynamic OTC Portfolio," "Ticker: PWC" is hereby replaced by:

"Ticker: PWO"

The final sentence in the first paragraph of the section titled "PowerShares Dynamic OTC Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the OTC Intellidex included companies with a market capitalization range of between approximately $360 million and $235 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares Dynamic Large Cap Growth Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Large Cap Growth Intellidex included companies with a market capitalization range of between approximately $11 billion and $235 billion.

In the section titled "PowerShares Dynamic Large Cap Value Portfolio," "Ticker: PWW" is hereby replaced by:

"Ticker: PWV"

The penultimate sentence in the first paragraph of the section titled "PowerShares Dynamic Large Cap Value Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Large Cap Value Intellidex included companies with a market capitalization range of between approximately $11 billion and $365 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares Dynamic Mid Cap Growth Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Mid Cap Growth Intellidex included companies with a market capitalization range of between approximately $1.7 billion and $13 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares Dynamic Mid Cap Value Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Mid Cap Value Intellidex included companies with a market capitalization range of between approximately $2 billion and $16 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares Dynamic Small Cap Growth Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Small Cap Growth Intellidex included companies with a market capitalization range of between approximately $300 million and $2.1 billion.

The penultimate sentence in the first paragraph of the section titled "PowerShares Dynamic Small Cap Value Portfolio—Investment Objective, Strategies and Risks—Principal Investment Strategies" is hereby removed and replaced with the following:

As of June 30, 2006, the Small Cap Value Intellidex included companies with a market capitalization range of between approximately $550 million and $2 billion.

Please Retain This Supplement For Future Reference.